Risks and Financial Instruments - Contractual undiscounted cash outflows (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021 BRL (R$)
2021 [member]
Disclosure of detailed information about financial instruments [line items]
TJLP rate	6.08%
2022 [member]
Disclosure of detailed information about financial instruments [line items]
DI rate	11.74%
Exchange rate of the Real against the U.S. dollar	5.75
IPCA rate	5.11%
2023 [member]
Disclosure of detailed information about financial instruments [line items]
DI rate	10.32%
Exchange rate of the Real against the U.S. dollar	5.45
IPCA rate	3.32%
2024 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	5.1
IPCA rate	3.10%
2025 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	4.9
IPCA rate	3.00%